Note 6 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Note 6 - Subsequent Events

In October 2016 the Company issued an aggregate of 453,431 shares of common stock to one noteholder as payment for the conversion of certain accrued interest.  The conversion price of these shares was $0.40 per share. These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

In October 2016 the Company issued an aggregate of 594,530 shares of common stock to one noteholder as payment for the conversion of a certain note.  The conversion price of these shares was $0.0841 per share based on 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

In November 2016 the Company issued an aggregate of 975,039 shares of common stock to one noteholder as payment for the conversion of a certain note. The conversion price of these shares was $0.0513 per share based on 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

In January 2016, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures, with and an exercise price of $1.25, with an initial principal balance of $100,000 and warrants to acquire up to 80,000 shares of the Company’s common stock at an exercise price of $1.25 per share.

Restructuring Agreements

Effective January 8, 2016, Company entered into agreements to effect the restructuring (the “Restructuring”) of certain unregistered debt and equity securities of the Company that will result in an issuance of up to 28,389,193 shares of common stock of the Company (the “Common Stock”).  In connection with the Restructuring, the Company entered into a note conversion agreement (the “Conversion Agreement”), a warrant exercise agreement (the “Exercise Agreement”) and a preferred stock exchange agreement (the “Exchange Agreement” and, collectively with the Conversion Agreement and the Exercise Agreement, the “Restructuring Agreements”), pursuant to which the Company and certain of the Company’s creditors and investors have agreed that (i) certain outstanding debt of the Company (collectively, the “Debt”) will be converted into shares of Common Stock; (ii) certain outstanding warrants to purchase shares of capital stock of the Company (collectively, the “Warrants”) will be exercised on a cashless basis for shares of Common Stock;  and (iii) certain outstanding shares of Series H Convertible Preferred Stock of the Company (the “Series H Preferred Stock”) and Series I Convertible Preferred Stock of the Company (the “Series I Preferred Stock” and together with the Series H Preferred Stock, the “Preferred Stock”) will be exchanged for shares of Common Stock.  The Conversion Agreement, Exercise Agreement and Exchange Agreement and the transactions contemplated thereby are described in further detail below.

Under the Conversion Agreement, certain creditors of the Company holding an aggregate of approximately $15,056,000 (including accrued interest and penalties) of outstanding Debt have agreed to convert all such outstanding Debt into shares of Common Stock at a conversion price of $1.25 per share upon successful completion by the Company of a $6 million financing.

In addition, under the Exercise Agreement, certain investors together holding warrants to purchase 12,269,240 shares of capital stock of the Company exchanged such warrants and received one share of Common Stock in exchange for each share of capital stock of the Company underlying the warrants.

Finally, under the Exchange Agreement, certain investors together holding 25,000 shares of Series H Preferred Stock and 1,666,667 shares of Series I Preferred Stock have agreed to convert all such shares of Preferred Stock into an aggregate of 4,075,000 shares of Common Stock upon successful completion by the Company of a $6 million financing.

The Restructuring Agreements terminated the notes, the warrants, and any anti-dilution protection thereunder.  In addition, all creditor and investor parties to the Restructuring Agreements provided a waiver of any and all past defaults and breaches under the Notes, Warrants and Preferred Stock, in consideration of the shares issued pursuant to the Restructuring Agreements.

Common Stock

The Company has issued an aggregate of 12,397,040 shares of common stock to a total of 29 persons or entities in exchange of the cancellation of warrants on a cashless basis. The shares issued were exempt from the registration requirements of Section 5 of the Securities Act of 1933 (the “Act”) pursuant to Section 4(2) of the Act since the shares were issued to persons or entities closely associated with the Company and there was no public offering of the shares.

The Company also issued an aggregate of 2,283,840 shares of common stock to a total of 15 persons as payment for consulting services provided to the Company. The average valuation of these shares was $2.50 per share. These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

The Company also issued an aggregate of 4,612,341 shares of common stock to two executive officers of the Company in fulfilment of contractual rights held by the officers pursuant to their employment agreements.  These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.